SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.                Evergreen Limited Duration Fund (the “Fund”)

                Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

                The section entitled “THE FUND’S PORTFOLIO MANAGERS” specific to the Fund in its prospectus is replaced with the following:

                Limited Duration Fund

Mr. Fowley is a Director, portfolio manager and member of the Strategic Fixed Income team and has co-managed the Fund since 1997. He joined EIMC in 1992.

                The section entitled “FUND FACTS” relating to portfolio managers in the Fund’s prospectus is replaced with the following:

Portfolio Manager:

David K. Fowley, CFA

The tabular information in the section entitled “PORTFOLIO MANAGERS – Other Funds and Accounts Managed” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Portfolio Manager		(Assets in thousands)
David K. Fowley	Assets of registered investment companies managed
	Evergreen Limited Duration Fund	403,132
	TOTAL........................................................................................................	403,132
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed.......................................	1
	Assets of other pooled investment vehicles managed..................................	106,579
	Those subject to performance fee................................................................	0
	Number of other accounts managed.....................................................................	27
	Assets of other accounts managed...............................................................	700,104
	Those subject to performance fee................................................................	0

                The tabular information in the section entitled “PORTFOLIO MANAGERS – Compensation” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Portfolio Manager

David K. Fowley.................................	Lipper Short Investment Grade Lipper Corporate Debt BBB-rated Lipper Short-Intermediate Investment Grade

                The tabular information in the section entitled “PORTFOLIO MANAGERS – Fund Holdings” relating specifically to the Fund in its Statement of Additional Information is replaced with the following:

Limited Duration Fund

David K. Fowley.................................	$10,001-$50,000

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by each portfolio manager as of June 30, 2005.  Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Portfolio Manager

David K. Fowley.................................	$10,001 – $50,000

March 17, 2006	575500 (3/06)